Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Inventory Disclosure [Abstract]
Inventory revaluation	$ 0.0	$ 0.0	$ 11.8